Summary of Significant Accounting Policies - Earn Out Liability (Details) - Earnout Liability [Member] $ in Thousands	8 Months Ended
Dec. 31, 2021 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Initial recognition	$ 78,961
Loss	4,183
Ending balance	$ 83,144